Operating costs and non-underlying items - Summary of Non-underlying items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non underlying items [Abstract]
Non-underlying items within operating profit before tax	€ (1,064)	€ (1,239)	€ 3,176
Acquisition and disposal-related costs	(69)	(132)	76
Gain on disposal of group companies	8	70	4,331
Restructuring costs	(916)	(1,159)	(914)
Impairments		(18)	(208)
Other	(87)		(109)
Tax on non-underlying items within operating profit	272	309	(259)
Non-underlying items within operating profit after tax	(792)	(930)	2,917
Non-underlying items not in operating profit but within net profit before tax	(36)	35	154
Share of gain on disposal of Spreads business in Portugal JV		3	32
Interest related to the UK tax audit of intangible income and centralised services	(56)
Net monetary gain arising from hyperinflationary economies	20	32	122
Tax impact of non-underlying items not in operating profit but within net profit	(146)	(196)	(29)
Impact of US tax reform			(29)
Taxes related to the reorganisation of our European business	(58)	(175)
Taxes charges related to share buyback as part of Unification	(30)
Taxes related to the UK tax audit of intangible income and centralised services	(53)
Hyperinflation adjustment for Argentina deferred tax	(5)	(21)
Non-underlying items not in operating profit but within net profit after tax	(182)	(161)	125
Non-underlying items after tax	(974)	(1,091)	3,042
Attributable to:
Non-controlling interest	(23)	(28)	18
Shareholders' equity	€ (951)	€ (1,063)	€ 3,024